Inventories and pre-publication costs	12 Months Ended
Dec. 31, 2022
Inventories and pre-publication costs
Inventories and pre-publication costs

18 Inventories and pre-publication costs

Accounting policy

Inventories and pre-publication costs are stated at the lower of cost, including appropriate attributable overhead, and estimated net realisable value. Such costs typically comprise direct internal labour costs and externally commissioned editorial and other fees.

Pre-publication costs, representing costs incurred in the origination of content prior to publication, are expensed systematically reflecting the expected sales profile over the estimated economic lives of the related products, generally up to five years.

Annual reviews are carried out to assess the recoverability of carrying amounts.

	2021	2022
	£m	£m
Raw materials	2	3
Pre-publication costs	218	264
Finished goods	33	42
Total	253	309

During the year, pre-publication costs of £94m (2021: £73m) were capitalised. The related amortisation charge was £72m (2021: £60m).